Changes In Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mid-America Group	Dec. 31, 2011 Mid-America Group	Dec. 31, 2013 Southeast Group	Dec. 31, 2011 Southeast Group	Dec. 31, 2013 West Group	Dec. 31, 2012 West Group
Goodwill
Balance at beginning of period	$ 616,204	$ 616,671	$ 263,868	$ 263,868	$ 50,001	$ 50,001	$ 302,335	$ 302,802
Acquisitions	444		99		345
Adjustments to purchase price allocations		(467)						(467)
Amounts allocated to divestitures	(27)						(27)
Balance at end of period	$ 616,621	$ 616,204	$ 263,967	$ 263,868	$ 50,346	$ 50,001	$ 302,308	$ 302,335